Annual Fund Operating Expenses - Retail - Vanguard Total International Bond II Index Fund	Feb. 16, 2021
Investor Shares
Operating Expenses:
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.13%	[1]
Admiral Shares
Operating Expenses:
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.11%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.